                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS | SEPTEMBER 30, 2006 (UNAUDITED)

      PRINCIPAL                          DESCRIPTION
      AMOUNT IN                              AND                                         COUPON
      THOUSANDS                        MATURITY DATE                                      RATE               VALUE
--------------------------------------------------------------------------------------------------------------------------

                   U.S. GOVERNMENT OBLIGATIONS  (47.4%)
                   U.S. Treasury Bonds  (22.1%)
 $     19,500      08/15/29                                                               6.125%      $       22,993,250
       99,000      08/15/27                                                               6.375               118,877,418
      153,000      02/15/27                                                               6.625               188,190,153
       84,000      02/15/25                                                               7.625               112,225,344
       65,725      08/15/20                                                                8.75                91,742,898
        4,750      02/15/15                                                               11.25                 6,910,138
                                                                                                       ------------------
                                                                                                              540,939,201
                                                                                                       ------------------
                   U.S. Treasury Notes (25.3%)
      300,000      11/15/06                                                                3.50               299,578,200
      277,210      02/15/13                                                               3.875               266,349,189
       55,000      05/15/14                                                                4.75                55,483,450
                                                                                                       ------------------
                                                                                                              621,410,839
                                                                                                       ------------------
                   TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,179,720,216)                                  1,162,350,040
                                                                                                       ------------------
                   MORTGAGE-BACKED SECURITIES (17.8%)
                   Government National Mortgage Assoc. I  (14.7%)
        3,962      08/20/34                                                                5.25                 3,982,198
        1,559      08/20/34                                                                5.50                 1,576,081
       25,932      02/15/28 - 09/20/34                                                     6.00                26,283,956
       91,900      *                                                                       6.50                94,254,938
       31,570      03/15/14 - 07/15/31                                                     6.50                32,350,252
       78,152      04/15/17 - 03/15/27                                                     7.00                80,739,678
       61,480      03/15/07 - 08/15/34                                                     7.50                64,006,590
    8,625,205      10/15/16 - 09/15/31                                                     8.00                 9,143,432
       15,536      05/15/16 - 11/15/24                                                     8.50                16,679,796
       11,661      10/15/08 - 08/15/21                                                     9.00                12,507,217
        7,208      10/15/09 - 12/15/20                                                     9.50                 7,840,777
        9,627      11/15/09 - 11/15/20                                                    10.00                10,689,710
           47      06/15/10 - 06/15/15                                                    12.50                    52,141
                                                                                                       ------------------
                                                                                                              360,106,766
                                                                                                       ------------------
                   Government National Mortgage Assoc. II  (1.7%)
       37,059      11/20/33 - 04/20/36                                                     4.00                36,476,571
          318      04/20/36                                                                4.50                   316,429
          208      02/20/32                                                                5.00                   208,832
          546      06/20/32                                                               5.375                   548,069
        2,662      01/20/24 - 02/20/24                                                     6.50                 2,727,607
        2,025      03/20/26 - 07/20/29                                                     7.00                 2,084,706
                                                                                                       ------------------
                                                                                                               42,362,214
                                                                                                       ------------------
                   Government National Mortgage Assoc. GPM I  (1.4%)
       33,478      05/20/34                                                                3.75                32,770,641
          504      09/15/13 - 07/15/15                                                    12.25                   557,020
                                                                                                       ------------------
                                                                                                                33,327,661
                                                                                                       ------------------
                   TOTAL MORTGAGE-BACKED SECURITIES (Cost $428,102,846)                                       435,796,641
                                                                                                       ------------------

                   U.S. GOVERNMENT AGENCIES (10.6%)
                   Housing Urban Development Ser 99-A (1.4%)
       18,800      08/01/10                                                                6.06                19,054,420
       15,290      08/01/11                                                                6.16                15,543,585
                                                                                                       ------------------
                                                                                                               34,598,005
                                                                                                       ------------------
                   Resolution Funding Corp. Zero Coupon Strips (9.2%)
       74,000      10/15/08                                                                0.00                67,352,358
      138,134      01/15/12                                                                0.00               109,158,045
       61,607      04/15/12                                                                0.00                48,034,424
                                                                                                       ------------------
                                                                                                              224,544,827
                                                                                                       ------------------
                   TOTAL U.S. GOVERNMENT AGENCIES (Cost $231,837,327)                                         259,142,832
                                                                                                       ------------------
                   FOREIGN GOVERNMENT OBLIGATION (1.1%)
       29,130      Egypt Government 09/15/15 (Cost $28,581,657)                            4.45                28,158,078
                                                                                                       ------------------
                   COLLATERIZED MORTGAGE OBLIGTIONS (4.9%)
                   Government National Mortgage Assoc.
       36,009      2003-100 AB 02/20/26                                                    5.00                35,855,433
        1,426      2003-10 MX (PAC) 06/20/28                                               5.00                 1,422,698
       48,652      2006-24 PA (PAC) 10/20/35                                               5.50                48,858,040
        7,195      2005-37 (IO) 11/16/32                                                   5.50                   987,851
        1,691      1999-44 FP (PAC) 06/16/27                                               5.73  ++             1,695,767
        5,009      2002-55 PD (PAC) 09/20/31                                               6.00                 5,047,451
       24,430      2002-23 PE (PAC) 04/16/32                                               6.50                25,463,667
                                                                                                       ------------------

                   TOTAL COLLATERIZED MORTGAGE OBLIGTIONS (Cost $119,207,393)                                 119,330,907
                                                                                                       ------------------
                   SHORT-TERM INVESTMENTS (A) (21.6%)
                   Federal Home Loan Banks (13.1%)
       15,000      10/20/06                                                               5.135                14,957,208
      207,000      10/04/06 - 11/01/06                                                    5.145               206,517,513
       35,000      10/11/06                                                                5.15                34,944,924
       65,000      10/13/06                                                               5.155                64,879,001
                                                                                                       ------------------
                                                                                                              321,298,646
                                                                                                       ------------------
                   Federal Home Loan Mortgage Assoc. (3.2%)
       24,850      10/03/06 - 10/10/06                                                     5.14                24,834,808
       20,200      10/03/06                                                                5.15                20,191,331
       34,350      06/12/06 - 06/30/06                                                     5.16                34,301,116
                                                                                                       ------------------
                                                                                                               79,327,255
                                                                                                       ------------------
                   Federal National Mortgage Assoc. (2.1%)
       50,000      10/02/06                                                                5.13                49,985,750
                                                                                                       ------------------

                   U.S. Treasury Bills  (3.2%)
       70,630      12/21/06                                                               4.808                69,875,436
        9,100      01/11/07 +                                                             5.090                 8,970,050
                                                                                                       ------------------
                                                                                                               78,845,486
                                                                                                       ------------------
                   TOTAL SHORT-TERM INVESTMENTS (Cost $529,435,700)                                           529,457,137
                                                                                                       ------------------
                   TOTAL INVESTMENTS (Cost $2,516,885,139)  (b) (c)                       103.4%           2,534,235,635
                   LIABILITIES IN EXCESS OF OTHER ASSETS                                   (3.4)              (83,584,487)
                                                                                   ------------        ------------------
                   NET ASSETS                                                             100.0%      $    2,450,651,148
                                                                                   ============        ==================

--------------------- ----------------------------------------------------------
        GPM           Graduated Payment Mortgage.
         IO           Interest-only security.
        PAC           Planned Amortization Class.
        *             Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity
                      date; the actual principal amount and maturity date will
                      be determined upon settlement.
        ++            Floating rate security, rate shown is the rate in effect
                      at September 30, 2006.
        +             A portion of this security has been physically segregated
                      in connection with open futures contracts in an amount
                      equal to $1,326,750.
        (a)           Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
        (b)           Securities have been designated as collateral in an amount equal to $1,288,429,329 in connection with securities
                      purchased on a forward commitment basis and open futures
                      contracts.
        (c)           The aggregate cost for federal income tax purposes
                      approximates the aggregate cost for book purposes. The
                      aggregate gross unrealized appreciation is $41,312,738 and the aggregate gross unrealized depreciation is
                      $23,962,242, resulting in net unrealized appreciation of
                      $17,350,496.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2006:

                                                                                                         UNREALIZED
     NUMBER OF        LONG/                     DESCRIPTION/DELIVERY         UNDERLYING FACE            APPRECIATION/
     CONTRACTS        SHORT                       MONTH AND YEAR             AMOUNT AT VALUE           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------

        1,277         Short             U.S. Treasury Bonds 20 Year,
                                                December 2006                $ (143,542,781)          $   (1,883,706)
        2,624         Short              U.S. Treasury Notes 5 Year,
                                                December 2006                  (276,873,013)              (1,704,416)
        2,075         Short              U.S. Treasury Notes 2 Year,
                                                December 2006                  (424,337,500)              (1,250,247)
        3,330          Long             U.S. Treasury Notes 10 Year,
                                                December 2006                    359,848,125                4,316,571
                                                                                                      ---------------
                                                   Net Unrealized Depreciation....................... $     (521,798)
                                                                                                      ===============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.     I have reviewed this report on Form N-Q of Morgan Stanley U.S. Government
       Securities Trust;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.     The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

       (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b)   Omitted;

       (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.     The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 21, 2006
                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.     I have reviewed this report on Form N-Q of Morgan Stanley U.S. Government
       Securities Trust;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.     The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

       (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b)   Omitted;

       (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
             registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.     The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2006
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       5